Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of additional information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Opening defined benefit obligation	$107,829	$89,005
Current service cost[1]	3,455	2,614
Past service cost	255	—
Interest cost	3,683	3,567
Effects of movements in exchange rates	(8,587)	7,026
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(9,996)	1,172
Arising from changes in financial assumptions	2,809	6,761
Arising from experience adjustments	(3,472)	(120)
Benefits paid	(2,448)	(2,196)
Closing defined benefit obligation	$93,528	$107,829

Disclosure of additional information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Active members	$47,249	$64,460	$52,611
Inactive members	46,279	43,369	36,394
Closing defined benefit obligation	$93,528	$107,829	$89,005

Disclosure of changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Employer contributions	$2,448	$2,196	$1,949
Benefits paid	(2,448)	(2,196)	(1,949)
Closing fair value of assets	$—	$—	$—

Disclosure of net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan 1, 2017
Unfunded benefit obligation	$93,528	$107,829	$89,005
Vacation accrual and other - non-current	2,664	3,324	2,624
Net liability	$96,192	$111,153	$91,629

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan 1, 2017
Other employee benefits liability - current (note 14)	$2,564	$2,756	$2,356
Other employee benefits liability - non-current	93,628	108,397	89,273
Net liability	$96,192	$111,153	$91,629

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
Current service cost [1]	$3,710	$2,614
Net interest cost	3,683	3,567
Components recognized in consolidated income statements	$7,393	$6,181

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
Remeasurement on the net defined benefit liability:
Actuarial (gains)/losses arising from changes in demographic assumptions	$(9,996)	$1,172
Actuarial (gains)/losses arising from changes in financial assumptions	2,809	6,761
Actuarial gains arising from changes experience adjustments	(3,472)	(120)
Components recognized in statements of comprehensive income	$(10,659)	$7,813

Total other employee future benefit cost	$(3,266)$	13,994

Disclosure of other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit cost:
Discount rate	3.64%	4.03%
Initial weighted average health care trend rate	5.97%	6.13%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.0	21.6
Females	23.7	24.1

	Dec. 31, 2018	Dec. 31, 2017
Defined benefit obligation:
Discount rate	3.88%	3.64%
Initial weighted average health care trend rate	5.74%	5.97%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	21.1	21.0
Females	23.9	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	23.0	22.9
Females	25.6	25.5